FAIR VALUE MEASUREMENTS (Schedule of Fair value measurements using significant unobservable inputs) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Fair Value Measurements Schedule Of Fair Value Measurements Using Significant Unobservable Inputs
Balance at January 1, 2019	$ 6,051
Earn Out liability adjustments due to exchange rates	(113)
Adjustment due to change in forecast and time value of earn-out consideration	(4,838)
Balance at December 31, 2019	$ 1,100